Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	AUSTRALIA — 5.7%
69,598	ALS Ltd.	$645,743
102,366	Bapcor Ltd.	462,956
212,268	Orora Ltd.	449,153
126,800	Steadfast Group Ltd.	471,094
		2,028,946
	AUSTRIA — 1.3%
4,400	DO & Co. A.G. *	465,981
	BELGIUM — 2.3%
1,764	Ackermans & van Haaren N.V.	305,281
2,744	D'ieteren Group	524,441
		829,722
	CHINA — 1.5%
312,425	Tingyi Cayman Islands Holding Corp.	519,749
	DENMARK — 1.6%
7,535	Netcompany Group A/S *,1	299,870
3,255	Pandora A/S	271,047
		570,917
	FINLAND — 3.1%
40,315	Metso Outotec Oyj	463,355
20,528	Valmet Oyj	644,664
		1,108,019
	FRANCE — 5.9%
3,483	Alten S.A.	535,206
6,545	Eurazeo S.E.	459,131
2,875	Seche Environnement S.A.	313,193
3,055	Sopra Steria Group SACA	508,137
9,836	Tikehau Capital SCA	280,245
		2,095,912
	GERMANY — 5.8%
14,027	CANCOM S.E.	483,595
11,780	Hensoldt A.G.	341,553
14,126	Jenoptik A.G.	439,027
3,270	Nagarro S.E. *	447,986
26,681	PATRIZIA S.E.	330,423
		2,042,584
	INDIA — 1.2%
5,135	WNS Holdings Ltd. - ADR *	435,088

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 2.1%
8,196	Smurfit Kappa Group PLC	$344,119
113,525	Uniphar PLC *	415,937
		760,056
	ITALY — 0.9%
58,055	Seco S.p.A. *	333,952
	JAPAN — 31.6%
28,310	Ai Holdings Corp.	478,247
79,100	Anicom Holdings, Inc.	376,022
34,100	ASKUL Corp.	450,750
21,360	BML, Inc.	531,144
6,619	Fuji Electric Co., Ltd.	267,924
16,959	FULLCAST Holdings Co., Ltd.	368,360
30,300	Future Corp.	394,561
43,940	G-7 Holdings, Inc.	544,027
31,420	Internet Initiative Japan, Inc.	589,621
15,600	JCU Corp.	386,826
8,963	JSB Co., Ltd.	279,855
25,120	Kato Sangyo Co., Ltd.	698,079
30,170	Nakanishi, Inc.	640,074
14,639	Noritsu Koki Co., Ltd.	265,147
19,820	Okinawa Cellular Telephone Co.	479,548
101,680	Prestige International, Inc.	567,211
31,880	Raito Kogyo Co., Ltd.	473,124
16,410	Roland DG Corp.	367,269
39,353	Sanwa Holdings Corp.	416,607
28,046	Ship Healthcare Holdings, Inc.	544,576
12,367	Takeuchi Manufacturing Co., Ltd.	273,712
23,470	TKC Corp.	668,758
26,730	Usen-Next Holdings Co., Ltd.	453,992
18,947	Zenkoku Hosho Co., Ltd.	737,943
		11,253,377
	JERSEY — 1.0%
38,571	JTC PLC [1]	341,913
	LUXEMBOURG — 3.8%
9,143	Befesa S.A. [1]	524,474
18,970	Majorel Group Luxembourg S.A.	466,104
7,636	Shurgard Self Storage S.A.	368,483
		1,359,061
	NORWAY — 5.0%
7,050	Aker A.S.A. - Class A	509,765

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
51,703	Atea A.S.A. *	$583,198
41,356	Austevoll Seafood A.S.A.	409,699
114,200	Self Storage Group A.S.A. *	268,865
		1,771,527
	SOUTH KOREA — 1.6%
3,680	Osstem Implant Co., Ltd.	559,804
	SPAIN — 2.6%
28,603	Ebro Foods S.A.	491,391
6,661	Viscofan S.A.	429,323
		920,714
	SWEDEN — 1.7%
37,509	Dometic Group A.B. [1]	236,384
44,141	Granges A.B.	369,212
		605,596
	UNITED KINGDOM — 16.9%
54,855	Beazley PLC	451,440
15,623	Computacenter PLC	429,374
18,305	CVS Group PLC	455,192
103,020	Essentra PLC	275,325
39,283	Inchcape PLC	442,923
201,945	Kin & Carta PLC *	550,139
248,388	Learning Technologies Group PLC	429,343
113,873	Marlowe PLC *	704,774
108,223	Pets at Home Group Plc	470,812
87,080	QinetiQ Group PLC	390,620
43,032	Renewi PLC *	348,666
80,331	Restore PLC	293,940
26,144	St. James's Place PLC	396,453
31,265	UNITE Group PLC - REIT	385,171
		6,024,172
	UNITED STATES — 0.8%
216,848	Diversified Energy Co. PLC	296,625
	Total Common Stocks
	(Cost $34,306,171)	34,323,715

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.3%
$1,166,143	UMB Money Market Fiduciary, 0.01%[2]	$1,166,143
	Total Short-Term Investments
	(Cost $1,166,143)	1,166,143
	TOTAL INVESTMENTS — 99.7%
	(Cost $35,472,314)	35,489,858
	Other Assets in Excess of Liabilities — 0.3%	103,560
	TOTAL NET ASSETS — 100.0%	$35,593,418

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,402,641, which represents 3.94% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.